                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [_]; Amendment Number: ____________________
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
         --------------------------------------------
Address: 111 Huntington Avenue
         --------------------------------------------
         Boston, MA  02199
         --------------------------------------------

Form 13F File Number:   28-06625
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roy Edgar Brakeman, III
         --------------------------------------------
         Managing Member
         --------------------------------------------
         (617) 516-2000
         --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Roy Edgar Brakeman, III      Boston, MA                   8/14/02
         ------------------------------   ----------                   -------
*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2
                                            ---------------------

Form 13F Information Table Entry Total:                98
                                            ---------------------

Form 13F Information Table Value Total:     $   2,068,818
                                            ---------------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number      Name

    1         28-06946                  Brookside Capital Partners Fund, L.P.
  -----       -----------------         -------------------------------------

    2         28-06924                  Brookside Capital Investors, L.P.
  -----       -----------------         ------------------------------------

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    Form 13F Information Table as of 06/30/02

                                                                        Shares or    Value Investment   Other    Voting   Authority
                                                                        Shares or    Value Investment   Other    Voting ------------
Name of Issuer                          Title of Class       Cusip     PRN Amount (x$1000) Discretion Managers    Sole  Shared  None
--------------                          --------------       -----     ---------- -------- ---------- --------    ----  ------  ----
ABERCROMBIE AND FITCH CO                CL A                 002896207  1,803,300   43,496    SOLE                  X
ACE LTD                                 ORD                  G0070K103  2,250,000   71,100    SOLE                  X
ADVANCED NEUROMODULATION SYS            COM                  00757T101    725,500   22,128    SOLE                  X
AGILE SOFTWARE CORP DEL                 COM                  00846X105     75,600      550    SOLE                  X
ALLIANCE CAPITAL MANAGEMENT HOLDING LP  UNIT LTD PARTN       01855A101    850,000   29,113    SOLE                  X
ALLTEL CORP                             COM                  020039103    491,500   23,101    SOLE                  X
AMAZON COM 4.75% 02/01/09               NOTE 4.750% 02/01/09 023135AF3 27,557,000   18,002    SOLE                  X
AMDOCS LTD                              ORD                  G02602103  5,717,550   43,168    SOLE                  X
AMERIGROUP CORP                         COM                  03073T102     43,400    1,184    SOLE                  X
ARGOSY GAMING COMPANY                   COM                  040228108     85,000    2,414    SOLE                  X
ARIBA INC                               COM                  04033V104  3,221,101   10,275    SOLE                  X
ARTHROCARE CORP                         COM                  043136100    145,000    1,865    SOLE                  X
AXONYX INC                              COM                  05461R101    190,400      428    SOLE                  X
BALLYS TOTAL FITNESS HLDG CORP          COM                  05873K108    920,700   17,226    SOLE                  X
BARNES & NOBLE INC                      COM                  067774109    115,100    3,042    SOLE                  X
BEI MEDICAL SYS INC                     COM                  05538E109  1,328,633    9,061    SOLE                  X
BEST BUY INC                            COM                  086516101    991,500   35,991    SOLE                  X
BJS WHOLESALE CLUB INC                  COM                  05548J106  1,330,605   51,228    SOLE                  X
BOSTON SCIENTIFIC CORP                  COM                  101137107    300,000    8,796    SOLE                  X
CIRCUIT CITY STORES INC                 CIRCT CITY GRP       172737108  1,902,723   35,676    SOLE                  X
CITIGROUP INC                           COM                  172967101    268,000   10,385    SOLE                  X
COMCAST CORP                            CL A SPL             200300200    880,000   20,979    SOLE                  X
COMPUTER ASSOCIATES INTERNATIONAL INC   COM                  204912109  2,140,300   34,009    SOLE                  X
CORIO INC                               COM                  218875102    525,177      572    SOLE                  X
CYBERONICS INC                          COM                  23251P102  1,500,000   19,679    SOLE                  X
CYTYC CORP                              COM                  232946103     50,000      381    SOLE                  X
DOCUMENTUM INC                          COM                  256159104    102,175    1,226    SOLE                  X
DOLLAR GEN CORP                         COM                  256669102  3,052,900   58,097    SOLE                  X
DURECT CORP                             COM                  266605104    145,000      928    SOLE                  X
EATON CORP                              COM                  278058102    354,100   25,761    SOLE                  X
ECHOSTAR COMMUNICATIONS NEW             CL A                 278762109  3,326,100   61,732    SOLE                  X
ELECTRONIC DATA SYSTEMS NEW             COM                  285661104    585,000   21,733    SOLE                  X
ELOYALTY CORP                           COM NEW              290151307    369,145    2,008    SOLE                  X
EMISPHERE TECHNOLOGIES INC              COM                  291345106    403,067    1,689    SOLE                  X
ESS TECHNOLOGY INC                      COM                  269151106    311,700    5,467    SOLE                  X
EXPRESS SCRIPTS INC                     COM                  302182100    200,161   10,030    SOLE                  X
FAIRCHILD SEMICONDUCTOR INTL            CL A                 303726103  1,442,500   35,053    SOLE                  X
FEDERAL NATIONAL MORTGAGE ASSOCIATION   COM                  313586109    650,000   47,938    SOLE                  X
FOOT LOCKER INC                         COM                  344849104  2,237,900   32,338    SOLE                  X
FOX ENTERTAINMENT GROUP INC             CL A                 35138T107    731,900   15,919    SOLE                  X
FEDERAL HOME LN MTG CORP                COM                  313400301  2,700,000  165,240    SOLE                  X
FRONTLINE LIMITED                       ORD                  G3682E127  2,449,705   23,347    SOLE                  X
GENZYME CORP                            COM - MOLECULAR      372917500    500,000    1,260    SOLE                  X
GREY GLOBAL GROUP INC                   COM                  39787M108     75,648   52,198    SOLE                  X
HEWLETT PACKARD CO                      COM                  428236103  4,738,720   72,408    SOLE                  X

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
             Form 13F Information Table as of 06/30/02 - (Continued)

                                                                        Shares or    Value Investment   Other    Voting   Authority
                                                                        Shares or    Value Investment   Other    Voting ------------
Name of Issuer                          Title of Class       Cusip     PRN Amount (x$1000) Discretion Managers    Sole  Shared  None
--------------                          --------------       -----     ---------- -------- ---------- --------    ----  ------  ----
HOMESTORE INC                           COM                  437852106    899,900    1,296    SOLE                  X
IMPAX LABORATORIES INC                  COM                  45256B101  1,250,000    9,363    SOLE                  X
INSIGHT ENTERPRISES INC                 COM                  45765U103  1,547,685   38,986    SOLE                  X
INTERMUNE INC                           COM                  45884X103    267,800    4,068    SOLE                  X
INTERNET SECURITY SYSTEMS INC           COM                  46060X107    655,000    8,594    SOLE                  X
IONA TECHNOLOGIES PLC                   ADR                  46206P109    100,000      530    SOLE                  X
KOPIN CORP                              COM                  500600101    286,500    1,891    SOLE                  X
LA JOLLA PHARMACEUTICAL CO              COM                  503459109    700,000    1,250    SOLE                  X
LEXMARK INTL NEW                        CL A                 529771107  2,151,400  117,036    SOLE                  X
MANOR CARE INC NEW                      COM                  564055101  1,250,000   28,750    SOLE                  X
MCDATA CORP                             CL B                 580031102  1,141,646   10,161    SOLE                  X
MCDATA CORP                             CL A                 580031201  7,810,808   68,813    SOLE                  X
MECATOR SOFTWARE INC                    COM                  587587106  1,386,589    2,108    SOLE                  X
MERCURY INTERACTIVE CORP                COM                  589405109  3,599,548   82,646    SOLE                  X
MERRILL LYNCH & CO INC                  COM                  590188108  1,500,000   60,750    SOLE                  X
METSO CORP                              COM                  59267101   1,354,800   17,593    SOLE                  X
MICROMUSE INC                           COM                  595094103  2,702,800    3,506    SOLE                  X
NETSCREEN TECHNOLOGIES INC              COM                  64117V107  1,003,100    9,208    SOLE                  X
NETWORK ASSOCS INC                      COM                  640938106  1,913,565   36,874    SOLE                  X
ORACLE CORP                             COM                  68389X105  2,441,300   23,119    SOLE                  X
OSI PHARMACEUTICALS INC                 COM                  671040103    126,500    3,075    SOLE                  X
PHARMACIA CORP                          COM                  71713U102    305,400   11,437    SOLE                  X
PRUDENTIAL FINANCIAL INC                COM                  744320102  1,600,000   10,918    SOLE                  X
REEBOK INTL LTD                         COM                  758110100  1,500,000   44,250    SOLE                  X
SABA SOFTWARE INC                       COM                  784932105    183,025      467    SOLE                  X
SALIX PHARMACEUTICALS INC               COM                  795435106    492,900    7,522    SOLE                  X
SERENA SOFTWARE INC                     COM                  817492101    951,428   13,032    SOLE                  X
SERONO SA SPONSORED ADR                 ADR                  81752M101    450,000    7,335    SOLE                  X
SIEBEL SYS INC                          COM                  826170102  1,537,188   21,859    SOLE                  X
SILICON LABORATORIES INC                COM                  826919102    405,200   11,342    SOLE                  X
SONICWALL INC                           COM                  835470105    795,600    3,994    SOLE                  X
SONUS NETWORKS INC                      COM                  835916107    850,100    1,717    SOLE                  X
STEEL DYNAMICS INC                      COM                  858119100  1,206,500   19,871    SOLE                  X
SUPPORTSOFT INC                         COM                  868587106    326,500      914    SOLE                  X
TECHNOLOGY SOLUTIONS CO                 COM                  87872T108  2,707,200    3,465    SOLE                  X
TEKELEC                                 COM                  879101103    738,800    5,933    SOLE                  X
TEKELEC 3.25% 11/2/04 NC3               SBDSC CV 3.25%04     879101AC7 20,000,000   16,400    SOLE                  X
WALT DISNEY CO                          COM DISNEY           254687106  1,047,000   19,788    SOLE                  X
US BANCORP DEL                          COM NEW              902973304  4,500,000  105,075    SOLE                  X
VARIAGENICS INC                         COM                  922196100    549,469      698    SOLE                  X
VESTCOM INTL INC                        COM                  924904105    165,600      965    SOLE                  X
VIACOM INC                              CL B                 925524308    870,000   38,602    SOLE                  X
VIGNETTE CORP                           COM                  926734104  3,103,400    6,114    SOLE                  X
VISIBLE GENETICS INC                    COM                  92829S104    106,000      202    SOLE                  X
WALGREEN CO                             COM                  931422109    582,400   22,498    SOLE                  X
WATSON PHARMACEUTICALS INC              COM                  942683103    293,000    7,404    SOLE                  X
WOMEN FIRST HEALTHCARE                  COM                  978150100    750,000    5,850    SOLE                  X